Fair Value Measurements - Key inputs used in available-for-sale investments valuation (Details) - Available-for-sale Securities - Level 3	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.230	0.230
Discount rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.225
Discount rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.170
Lack of marketability discount ("DLOM")
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.250	0.250
Lack of marketability discount ("DLOM") | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.200
Lack of marketability discount ("DLOM") | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.150
Volatility
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.453	0.470
Volatility | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.445
Volatility | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.448
Revenue growth rate | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.050	0.10
Revenue growth rate | Minimum | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.037
Revenue growth rate | Minimum | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.037
Revenue growth rate | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.938	3.490
Revenue growth rate | Maximum | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.758
Revenue growth rate | Maximum | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.758
Terminal growth rate
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.030	0.030
Terminal growth rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.030
Terminal growth rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.030
Control premium | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.300
Probability of each scenario | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.600
Probability of each scenario | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.400